Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Before Income Taxes

Income before income taxes consisted of the following:

	Year Ended December 31,
	2013	2014	2015
Income before income taxes:
U.S.	$164,904	$208,377	$262,336
Foreign	101,177	84,542	88,015

Total	$266,081	$292,919	$350,351

Current and Deferred Income Taxes

Current and deferred income taxes were as follows:

	Year Ended December 31,
	2013	2014	2015
Current:
Federal	$98,206	$62,686	$72,185
Foreign	42,690	27,681	35,874
State	11,056	6,256	10,806

Total current expense	$151,952	$96,623	$118,865

Deferred:
Federal	$(30,833)	$6,322	$10,420
Foreign	2,653	(6,437)	(3,339)
State	(9,612)	642	4,014

Total deferred taxes	(37,792)	527	11,095

Income taxes	$114,160	$97,150	$129,960

Reconciliation Between Income Tax Expense and Taxes Computed

A reconciliation between income tax expense and taxes computed by applying the applicable statutory federal income tax rate to income before income taxes follows:

	Year Ended December 31,
	2013	2014	2015
Computed statutory tax expense	$93,128	$102,522	$122,623
Foreign inflation adjustments	67	641	(1,295)
State and local income taxes, net of federal income tax impact	858	4,634	9,640
Foreign losses not benefited and other changes in valuation allowance	(2,052)	(275)	(2,408)
Foreign tax rate differential	(336)	(2,125)	(2,660)
Foreign dividends	3,294	1,083	—
Sale of Mexican subsidiaries and related changes in intangible assets	21,406	(10,065)	—
Changes in uncertain tax positions	(2,024)	(1,540)	3,717
Other — net	(181)	2,275	343

Income taxes	$114,160	$97,150	$129,960

Tax Effects of Significant Temporary Differences and Tax Loss and Tax Credit Carryforwards

The tax effects of significant temporary differences and tax loss and tax credit carryforwards comprising the net long-term deferred income tax liabilities as of December 31, 2014 and 2015 consisted of the following:

	December 31,
	2014	2015
Deferred liabilities:
Theatre properties and equipment	$127,010	$141,155
Tax impact of items in accumulated other comprehensive income (loss)	55	158
Intangible asset — other	29,342	28,889
Intangible asset — tradenames	111,726	112,413
Investment in partnerships	111,328	108,733

Total deferred liabilities	379,461	391,348

Deferred assets:
Deferred lease expenses	27,341	26,966
Exchange loss	—	3,736
Deferred revenue - NCM	124,366	128,642
Capital lease obligations	73,306	75,966
Tax loss carryforwards	7,764	7,379
Alternative minimum tax and other credit carryforwards	43,384	41,300
Other expenses, not currently deductible for tax purposes	25,807	20,204

Total deferred assets	301,968	304,193

Net deferred income tax liability before valuation allowance	77,493	87,155
Valuation allowance against deferred assets - current	2,384	—
Valuation allowance against deferred assets – non-current	50,489	50,636

Net deferred income tax liability	$130,366	$137,791

Net deferred tax liability — Foreign	$12,213	$4,212
Net deferred tax liability — U.S.	118,153	133,579

Total	$130,366	$137,791

Reconciliation of Unrecognized Tax Benefits Excluding Interest and Penalties

The following is a reconciliation of the total amounts of unrecognized tax benefits excluding interest and penalties, for the years ended December 31, 2013, 2014 and 2015:

	Year Ended December 31,
	2013	2014	2015
Balance at January 1,	$33,222	$18,780	$16,515
Gross increases-tax positions in prior periods	413	10	40
Gross decreases-tax positions in prior periods	—	(2,379)	—
Gross increases - current period tax positions	1,476	1,324	2,112
Gross decreases - current period tax positions	—	—	—
Settlements	(15,444)	(963)	(871)
Foreign currency translation adjustments	(887)	(257)	(663)

Balance at December 31,	$18,780	$16,515	$17,133